Other Assets	12 Months Ended
Dec. 31, 2015
Other Assets
Other assets

7. Other Assets

Goodwill

Goodwill originated from the acquisition of BancWest by BNPP in December 2001. Goodwill generated in that acquisition was recorded on the Company’s combined balance sheets as a result of push‑down accounting treatment.

The Company performs impairment testing of goodwill, an infinite‑lived intangible asset, as required under ASC 350 on an annual basis or when circumstances change that indicate that a potential impairment may have occurred. Goodwill impairment testing is performed at the reporting unit level, equivalent to one level below a business segment. The Company has two reporting units that were assigned goodwill: Retail Banking and Commercial Banking. No impairment of goodwill was noted for the years ended December 31, 2015 and 2014. The Company’s estimates of fair value of the reporting units were based upon factors such as projected future cash flows, discount rates and other assumptions that require significant judgment. Although these estimates are based on management’s best knowledge of current events and actions that may impact the Company in the future, actual results may differ from these estimates.

The carrying amount of goodwill reported in the Company’s reporting units as of December 31, 2015 and 2014 were as follows:

	Retail	Commercial
(in thousands)	Banking	Banking	Total
December 31, 2015	$687,492	$308,000	$995,492
December 31, 2014	687,492	308,000	995,492

Other Intangible Assets

Finite‑lived intangible assets consist of mortgage servicing rights (“MSRs”). Mortgage servicing activities include collecting principal, interest, tax, and insurance payments from borrowers while accounting for and remitting payments to investors, taxing authorities, and insurance companies. The Company also monitors delinquencies and administers foreclosure proceedings.

Mortgage loan servicing income is recorded in noninterest income as a part of other income and is reported net of the amortization of the servicing assets. The unpaid principal amount of consumer loans serviced for others was $3.2 billion and $3.6 billion for the years ended December 31, 2015 and 2014, respectively. Gross servicing fees include contractually specified fees, late charges, and ancillary fees, and were $8.7 million and $7.2 million for the years ended December 31, 2015 and 2014, respectively.

Amortization of MSRs was $5.5 million and $3.9 million for the years ended December 31, 2015 and 2014 respectively. The estimated future amortization expense for MSRs over the next five years is as follows:

Estimated
(dollars in thousands)	Amortization
Year ending December 31:
2016	$3,256
2017	2,833
2018	2,478
2019	2,174
2020	1,905

The details of the Company’s MSRs are presented below:

	December 31,
(dollars in thousands)	2015	2014
Gross carrying amount	$56,479	$54,693
Accumulated amortization	35,044	29,502
Net carrying value	$21,435	$25,191

The following table presents changes in amortized MSRs for the periods indicated:

	Year Ended December 31,
(dollars in thousands)	2015	2014
Balance at beginning of year	$25,191	$13,278
Originations	1,786	1,237
Purchases	—	14,579
Amortization	(5,542)	(3,903)
Balance at end of year	$21,435	$25,191
Fair value of amortized MSRs at end of year	$29,676	$31,807
Balance of loans serviced for others	$3,220,865	$3,570,912

MSRs are evaluated for impairment if events and circumstances indicate a possible impairment. No impairment of MSRs was recorded for the years ended December 31, 2015 and 2014.

The quantitative assumptions used in determining the lower of cost or fair value of the Company’s MSRs were as follows:

	2015		2014
		Weighted‑		Weighted‑
	Range	Average	Range	Average
Conditional prepayment rate	8.54% ‑ 16.50%	9.20%	9.13% ‑ 18.03%	10.08%
Life in years (of the MSR)	3.89 ‑ 7.42	6.36	3.78 ‑ 7.17	6.80
Weighted‑average coupon rate	4.02% ‑ 7.02%	4.08%	3.98% ‑ 7.07%	4.14%
Discount rate	10.50% ‑ 10.52%	10.50%	10.50% ‑ 10.52%	10.50%

The sensitivities surrounding MSRs are expected to have an immaterial impact on fair value.

Other

The Company had $16.0 million and $15.0 million in affordable housing and other tax credit investment partnership interest as of December 31, 2015 and 2014, respectively, included in other assets on the combined balance sheets. The amount of amortization of such investments reported in the provision for income taxes was $3.3 million and $3.1 million of tax credits during the years ended December 31, 2015 and 2014, respectively.

Nonmarketable equity securities include FHLB stock, which the Company holds to meet regulatory requirements. As a member of the FHLB system, the Company is required to maintain a minimum level of investment in FHLB non‑publicly traded stock based on specific percentages of the Company’s total assets and outstanding advances in accordance with the FHLB’s capital plan which may be amended or revised periodically. Amounts in excess of the required minimum may be transferred at par to another member institution subject to prior approval of the FHLB. Excess stock may also be sold to the FHLB subject to a 5‑year redemption notice period and at the sole discretion of the FHLB. These securities are accounted for under the cost method. These investments are considered long‑term investments by management and accordingly, the ultimate recoverability of its par value is considered rather than considering temporary declines in value. The investment in FHLB stock at December 31, 2015 and 2014 was $10.1 million and $19.5 million, respectively, and was included in other assets on the combined balance sheets.